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                                September 2, 2011

Kieran G. Brown
Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


     Re:           Advisors Disciplined Trust 459 (the "Fund")
                       (File No. 333-173408)(CIK 1472904)
                   -------------------------------------------

Mr. Brown:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), the depositor of the Fund, is Amendment No. 4 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund. The Fund consists of one unit investment trust, Multi Enhanced Return Investment Trust, High 50SM September 2011 Series (the "Trust"). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the "Commission") on April 8, 2011. We received comments from the staff of the Commission in a letter from Kieran G. Brown on May 3, 2011 and filed Amendment No. 1 to the Registration Statement in response to such comments on May 24, 2011. In a subsequent telephone conversation between Kieran G. Brown and Matthew T. Wirig on June 14, 2011, the staff requested that we make certain other changes and we filed Amendment No. 2 to the Registration Statement in response to such comments on June 16, 2011. On July 29, 2011 we filed Amendment No. 3 to the Registration Statement reflecting certain other changes to the trust. In a subsequent telephone conversation between Kieran G. Brown and Matthew T. Wirig on August 29, 2011, the staff requested that we make certain other changes. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff.

     The following are our responses to the Commission's comments:

     Comment 1

     The comment requested that we add additional "plain English" disclosure about the Options prior to introducing the equations for the payment at Option expiration and the Excess Return Basket Performance Level. Disclosure has been revised and added in accordance with your comment under "Investment SummaryPrincipal Investment StrategyThe Options" including a general description of the Options' exposure as well as a generalized description of an Excess Return Basket Performance Level calculation. We have also moved the reference to the section which provides examples of the net payments per Options to the first paragraph of this section.





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     Comment 2

     The comment requested that we add additional disclosure about the risks associated with investments in common stocks under "Investment SummaryPrincipal Risks". Disclosure has been added in accordance with your comment.

     Comment 3

     The comment requested that we add additional disclosure about what level of Excess Return Basket Performance Level increases would be necessary for the Options to make a net payment to the trust at Option expiration under "Investment SummaryPrincipal Risks". Disclosure has been added in accordance with your comment.

     Comment 4

     The comment requested that we add additional disclosure under "Investment SummaryPrincipal Risks" about the uncertainty of the amount payable per Option if a "knockout" occurs and the possible payment by the trust of up to $560 per Option. Disclosure has been added in accordance with your comment.

     Comment 5

     The comment requested that we add additional disclosure about what level of Excess Return Basket Performance Level increases would be necessary for the Options to make a net payment to the trust at Option expiration under "Understanding Your InvestmentInvestment RisksVolatility and Potential for Magnified Loss". Disclosure has been added in accordance with your comment.

     In addition to making revisions in response to the staff's comments, we have revised the prospectus to reflect certain other changes including relating to the trust depositing in September instead of August.

     We have been advised that the Sponsor proposes to deposit securities and to activate the subject Fund on or about September 27, 2011 or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.


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     If you have any questions, please do not hesitate to contact the undersigned at (312) 845-3834.
                                Very truly yours,

                                CHAPMAN AND CUTLER LLP


                                By     /s/ SCOTT R. ANDERSON
                                  ----------------------------
                                        Scott R. Anderson



















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